FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Company's Level 3 Financial Instruments (Parenthetical) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payment for contingent consideration liability, Investing activities	$ 960	$ 0	$ 720	$ 0	$ 0
xCella [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Asset acquisition, Contingent consideration, Liability						$ 0
Payment for contingent consideration liability, Investing activities			$ 700